Share-based Payment Arrangements - Summary of Outstanding Options (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares
July 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 0.80
Weighted-average Remaining Contractual Life (Years)	4 months 24 days
July 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	1 year 4 months 24 days
July 2013 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.36
July 2013 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	0.80
July 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.36
Weighted-average Remaining Contractual Life (Years)	2 years 4 months 24 days
July 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	3 years 4 months 24 days
July 2015 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.88
July 2015 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	1.36
July 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.26
Weighted-average Remaining Contractual Life (Years)	4 years 4 months 24 days
July 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 1.28
Weighted-average Remaining Contractual Life (Years)	5 years 4 months 24 days
December 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.06
Weighted-average Remaining Contractual Life (Years)	9 years 29 days
January-July 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average Remaining Contractual Life (Years)	9 years 4 months 9 days
January-July 2021 | Top of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 4.12
January-July 2021 | Bottom of Range [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of Exercise Price	$ 2.35